ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended			24 Months Ended
	Feb. 29, 2016	Nov. 30, 2015	Feb. 10, 2015	Feb. 10, 2015	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Aug. 02, 2016
Business Acquisition [Line Items]
Consideration paid with cash						$ 3,333	$ 2,551	$ 29,537
Value of shares of common stock paid in acquisition								675
Undertone [Member]
Business Acquisition [Line Items]
Percent of equity acquired		100.00%
Consideration paid with cash		$ 89,078							$ 6,129
Retained amount as holdback to cover potential claims		16,000
Contingent consideration liability		14,391
Installments amount paid										$ 22,000
Fair value of obligations eliminated										35,546
Deferred consideration payment		$ 20,000
Interest rate (as a percent)		10.00%
Deferred consideration payment due amount		$ 22,005
Expected maximum period to finalize valuation and purchase price allocation		1 year
Working Captial adjustment							1,498	213	1,498
Reduce purchase price merger										$ 13,546
Final purchase price amount							$ 133,101	$ 119,768	$ 133,101
MMR [Member]
Business Acquisition [Line Items]
Consideration paid with cash			$ 6,394
Value of shares of common stock paid in acquisition				$ 4,378
Shares issued for acquisition			1,437,510
MMR [Member] | MakeMeReach SAS Employee [Member]
Business Acquisition [Line Items]
Consideration paid with cash					$ 144
Additional consideration required to be paid with cash subject to retention conditions	$ 708				708
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	650				$ 650
Value of shares of common stock paid in acquisition	$ 63
Shares issued for acquisition					18,998